Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Lease Costs	The components of lease costs are as follows:
		Years Ended
	Financial Statement	December 31
Type	Line Item	2023	2022
Operating lease	General and administrative	$49,810	$621,388
Operating lease	Operations	665,961	-
Operating lease	Research and development	217,890	-
Total lease costs		$933,661	$621,388

Schedule of Supplemental Cash Flow	Supplemental cash flow information related to leases are as follows:
	Years Ended
	December 31
	2023	2022
Operating cash flows paid for operating leases	$550,470	$381,457
Right-of-use assets obtained in exchange for operating lease obligations	$-	$1,535,230

Schedule of Supplemental Information Related To Leases	Supplemental information related to leases are as follows:
	December 31
	2023	2022
Weighted-average remaining lease term (in years)	1.30	2.30
Weighted-average discount rate	7.25	7.25

Schedule of Future Minimum Payments Under Operating Leases	Future minimum payments under operating leases as of December 31, 2023, are as follows:
2024	$527,983
2025	214,775
Total undiscounted future cash flows	742,758
Less: imputed interest	(34,614)
Total	$708,144